Loans with Government Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and Leases Receivable Disclosure [Abstract]
Debt instrument, term	10 years
Loans with government guarantees	$ 271	$ 365
Repossessed assets and associated claims	$ 84	$ 135